LOANS - Financial leasing portfolio - Reconciliation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans and receivables [abstract]
Total gross rent payments receivable	$ 24,711,683	$ 23,631,711
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)	(395)	(341)
Plus, estimated residual amount of assets given for rental (without guarantee)	34,858	41,170
Gross investment in contracts of financial leasing	24,746,146	23,672,540
Less unrealized financial income	(9,450,815)	(9,190,926)
Net investment in contracts of financial leasing	15,295,331	14,481,614
Loss allowance of net investment in financial leasing	$ (468,623)	$ (483,965)